Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals)	12 Months Ended
	Jun. 30, 2023 ¥ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 ¥ / shares	Jun. 30, 2021 ¥ / shares
Schedule of Basic and Diluted Net Income Loss Per Ordinary Share [Abstract]
Diluted net loss per ordinary share | (per share)	¥ (0.482)	$ (0.066)	¥ (0.671)	¥ (0.513)